Note 13 - Investments in Non-consolidated Companies - Principal Non-consolidated Companies (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of unconsolidated structured entities [line items]
Value		$ 1,383,774	$ 957,352	$ 879,965
Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership		11.46%
Value		$ 1,210,200
Ternium S.A. [member] | LUXEMBOURG
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership	[1]	11.46%	11.46%
Value	[1]	$ 1,210,206	$ 830,028
Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Value		$ 103,100
Usiminas [member] | BRAZIL
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership	[2]	3.07%	3.07%
Value	[2]	$ 103,106	$ 65,144
Techgen s.a. [member]
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership		22.00%
Techgen s.a. [member] | MEXICO
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership		22.00%	22.00%
Value		$ 29,397	$ 19,536
Global Pipe Company [Member]
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership		35.00%
Value		$ 21,500
Global Pipe Company [Member] | SAUDI ARABIA
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership		35.00%	35.00%
Value		$ 21,523	$ 23,421
Other [member]
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership		0.00%	0.00%
Value		$ 19,542	$ 19,223

[1]	Including treasury shares.
[2]	At December 31, 2021 and 2020 the voting rights were 5.19%.